Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	[1]	Jan. 05, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 11,560,319	$ 15,916,141				$ 1,500,582
Total current assets	16,552,457	21,246,104				4,126,540
Total assets	28,585,155	33,196,641				7,637,932
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)
Total current liabilities	7,502,035	7,090,269				6,571,972
Accrued Liabilities, Current	4,906,746	3,706,094				3,078,578
Total liabilities	55,745,620	53,691,070				22,224,244
Commitments and contingencies
Shareholders' Equity (Deficit)
Preference shares - $0.0001 par value
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively	1,604	1,604				2,456
Additional paid-in capital	190,524,697	190,298,562				150,425,960
Accumulated deficit	(217,686,766)	(210,794,595)				(203,649,275)
Total stockholders' deficit	(27,160,465)	(20,494,429)			$ (56,201,592)	(53,220,859)						$ (47,248,164)
Total liabilities and stockholders' deficit	$ 28,585,155	$ 33,196,641				7,637,932
CIK0001848000_LAKESHORE ACQUISITION I CORP
Current assets
Cash and cash equivalents			$ 150,923			438,913
Prepaid expenses						63,708
Other current assets			135,000
Marketable securities held in trust account			29,144,536			54,671,966
Total current assets			29,430,459			55,174,587
Total assets			29,430,459			55,174,587
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)
Note payable to related party			200,000
Note payable to third party			310,000
Accrued expense and other current liabilities			32,538			25,000
Total current liabilities			542,538			25,000
Total liabilities			542,538			25,000
Commitments and contingencies
Redeemable Ordinary Shares
Ordinary shares subject to possible redemption: 2,860,883 shares (at redemption value of $10.18 per share as of September 30,2022) and 5,467,000 shares (at redemption value of $10.00 per share as of December 31, 2021)						54,670,000
Shareholders' Equity (Deficit)
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively						163
Additional paid-in capital			132,444			779,049
Accumulated deficit			(389,222)			(299,625)
Total stockholders' deficit			(256,615)	$ 248,389	$ 334,283	479,587	$ 622,060	$ 722,654	$ 20,987		$ 0
Total liabilities and stockholders' deficit			29,430,459			55,174,587
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares subject to possible redemption
Redeemable Ordinary Shares
Ordinary shares subject to possible redemption: 2,860,883 shares (at redemption value of $10.18 per share as of September 30,2022) and 5,467,000 shares (at redemption value of $10.00 per share as of December 31, 2021)			29,144,536			54,670,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares not subject to possible redemption
Shareholders' Equity (Deficit)
Common stock, $0.0001 par value, 500,000,000 and 36,038,535 shares authorized at December 31, 2022 and 2021, respectively; 16,041,464 and 24,566,386 shares issued and outstanding at December 31, 2022 and 2021, respectively			$ 163			$ 163

[1]	The number of ordinary shares outstanding at March 31, 2021 includes an aggregate of up to 187,500 shares of non-redeemable founder shares that are subject to forfeiture if the underwriters do not exercise over-allotment option. In connection with the closing of the initial public offering and the underwriters’ partial exercise of over-allotment option on June 15, 2021 and June 28, 2021, respectively, a total of 70,750 founder shares were forfeited and a total of 116,750 founder shares were no longer subject to forfeiture.